Income Taxes - Unrecognized tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Income Taxes
Unrecognized tax benefit related to tax loss carryforwards	$ 3,387		¥ 14,075		¥ 24,228
Unrecognized tax benefits, Effective tax rate	133		1,916		955
Reconciliation of unrecognized tax benefit
Balance at beginning	2,235	¥ 15,991	12,720
Increase	1,597	11,424	3,947
Decrease	(312)	(2,232)	(676)
Balance at end	3,520	25,183	15,991	¥ 12,720
Interest expense accrued in relation to the unrecognized tax benefit	224	¥ 1,604	1,494	¥ 1,571
Accumulated interest expense recorded in unrecognized tax benefit	$ 729		¥ 3,610		¥ 5,214